American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
October 31, 2022

One Choice Blend+ 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.6%
Avantis U.S. Equity Fund G Class	331,069	4,403,211
Avantis U.S. Small Cap Value Fund G Class	28,485	421,584
Focused Dynamic Growth Fund G Class	71,195	2,825,028
Focused Large Cap Value Fund G Class	294,415	2,911,763
Heritage Fund G Class	31,986	681,617
Mid Cap Value Fund G Class	44,281	708,046
Small Cap Growth Fund G Class	21,492	393,739
		12,344,988
International Equity Funds — 24.3%
Avantis Emerging Markets Equity Fund G Class	55,019	499,572
Avantis International Equity Fund G Class	168,585	1,583,009
Emerging Markets Fund G Class	84,625	766,702
Focused International Growth Fund G Class	62,929	875,976
Global Real Estate Fund G Class	47,484	520,900
International Small-Mid Cap Fund G Class	41,883	363,543
Non-U.S. Intrinsic Value Fund G Class	113,134	888,104
		5,497,806
Domestic Fixed Income Funds — 15.4%
Avantis Core Fixed Income Fund G Class	321,022	2,597,067
High Income Fund G Class	80,249	643,595
Inflation-Adjusted Bond Fund G Class	21,134	232,055
		3,472,717
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	40,688	334,861
Global Bond Fund G Class	107,997	941,733
		1,276,594
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,942,665)		22,592,105
OTHER ASSETS AND LIABILITIES†		(303)
TOTAL NET ASSETS — 100.0%		$22,591,802

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$4,656	$612	$858	$(7)	$4,403	331	$(149)	—
Avantis U.S. Small Cap Value Fund	419	51	60	11	421	28	(9)	—
Focused Dynamic Growth Fund	3,128	478	641	(140)	2,825	71	(169)	—
Focused Large Cap Value Fund	3,043	381	551	39	2,912	294	(91)	$24
Heritage Fund	753	76	140	(7)	682	32	(29)	—
Mid Cap Value Fund	729	103	121	(3)	708	44	(24)	6
Small Cap Growth Fund	416	49	76	5	394	21	(17)	—
Avantis Emerging Markets Equity Fund	557	87	94	(51)	499	55	(24)	—
Avantis International Equity Fund	1,702	284	306	(97)	1,583	169	(76)	—
Emerging Markets Fund	833	163	167	(62)	767	85	(60)	—
Focused International Growth Fund	957	183	200	(64)	876	63	(62)	—
Global Real Estate Fund	575	113	113	(54)	521	47	(38)	—
International Small-Mid Cap Fund	393	61	75	(16)	363	42	(24)	—
Non-U.S. Intrinsic Value Fund	941	172	168	(57)	888	113	(44)	—
Avantis Core Fixed Income Fund	2,744	692	680	(159)	2,597	321	(98)	22
High Income Fund	693	113	148	(14)	644	80	(26)	12
Inflation-Adjusted Bond Fund	251	45	48	(16)	232	21	(6)	—
Emerging Markets Debt Fund	368	54	80	(7)	335	41	(14)	2
Global Bond Fund	1,011	196	219	(46)	942	108	(30)	7
	$24,169	$3,913	$4,745	$(745)	$22,592	1,966	$(990)	$73
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.